Regulatory Requirements and Restrictions - Schedule of Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014	Jul. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio		8.00%
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio		6.00%		4.00%
Tier 1 Capital (to Average Assets), Minimum Capital Requirement Ratio		4.00%
Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio		4.50%
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk Weighted Assets), Actual Amount	$ 49,305		$ 41,445
Total Risk Based Capital (to Risk Weighted Assets), Actual Ratio	15.54%		15.02%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 25,380		$ 22,074
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	8.00%		8.00%
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 38,492		$ 38,240
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio	12.13%		13.86%
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 19,035		$ 11,037
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	6.00%		4.00%
Tier 1 Capital (to Average Assets), Actual Amount	$ 38,492		$ 38,240
Tier 1 Capital (to Average Assets), Actual Ratio	8.84%		10.36%
Tier 1 Capital (to Average Assets), Minimum Capital Requirement Amount	$ 17,420		$ 14,770
Tier 1 Capital (to Average Assets), Minimum Capital Requirement Ratio	4.00%		4.00%
Consolidated Entities | Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk Weighted Assets), Actual Amount	$ 38,492
Total Risk Based Capital (to Risk Weighted Assets), Actual Ratio	12.13%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 14,276
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	4.50%
Subsidiaries
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk Weighted Assets), Actual Amount	$ 42,923		$ 36,446
Total Risk Based Capital (to Risk Weighted Assets), Actual Ratio	13.64%		13.30%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 25,176		$ 21,927
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	8.00%		8.00%
Total Risk Based Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 31,471		$ 27,409
Total Risk Based Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%		10.00%
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 38,986		$ 33,241
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio	12.39%		12.13%
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 18,882		$ 10,964
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	6.00%		4.00%
Tier 1 Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 25,176		$ 16,445
Tier 1 Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%		6.00%
Tier 1 Capital (to Average Assets), Actual Amount	$ 38,986		$ 33,241
Tier 1 Capital (to Average Assets), Actual Ratio	9.11%		9.07%
Tier 1 Capital (to Average Assets), Minimum Capital Requirement Amount	$ 17,125		$ 14,664
Tier 1 Capital (to Average Assets), Minimum Capital Requirement Ratio	4.00%		4.00%
Tier 1 Capital (to Average Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,406		$ 18,329
Tier 1 Capital (to Average Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%		5.00%
Subsidiaries | Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk Weighted Assets), Actual Amount	$ 38,986
Total Risk Based Capital (to Risk Weighted Assets), Actual Ratio	12.39%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Amount	$ 14,162
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	4.50%
Total Risk Based Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 20,456
Total Risk Based Capital (to Risk Weighted Assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%